Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Value
Aerospace & Defense - 5.3%
Astronics Corp. (a)	272,500	$12,428,725
BWX Technologies, Inc.	23,500	4,332,695
DroneShield Ltd. (Australia) (a)	1,710,000	5,272,819
Electro Optic Systems Holdings Ltd. (Australia) (a)	3,055,000	20,659,648
Firefly Aerospace, Inc. (a)	40,000	1,172,800
Huntington Ingalls Industries, Inc.	44,500	12,811,995
		56,678,682

Building Products - 0.3%
Alpha Pro Tech, Ltd. (a)(d)	635,000	3,038,475

Chemicals - 2.9%
Aspen Aerogels, Inc. (a)	2,010,000	13,989,600
Core Molding Technologies, Inc. (a)	205,000	4,212,750
Ecovyst, Inc. (a)	980,000	8,584,800
Northern Technologies International Corp. (d)	640,000	4,934,400
		31,721,550

Commercial Services & Supplies - 1.6%
CECO Environmental Corp. (a)	175,000	8,960,000
Clean Harbors, Inc. (a)	36,000	8,359,920
Quest Resource Holding Corp. (a)	157,500	245,700
		17,565,620

Communications Equipment - 0.6%
ADTRAN Holdings, Inc. (a)	125,000	1,172,500
Comtech Telecommunications Corp. (a)	1,432,000	3,694,560
KVH Industries, Inc. (a)	372,900	2,088,240
		6,955,300

Construction & Engineering - 4.4%
Centuri Holdings, Inc. (a)	490,000	10,373,300
Everus Construction Group, Inc. (a)	105,000	9,003,750
Legence Corp. - Class A (a)	35,000	1,078,350
Matrix Service Co. (a)(d)	1,435,000	18,769,800
MYR Group, Inc. (a)	37,500	7,801,125
		47,026,325

Construction Materials - 1.1%
CRH PLC (Ireland)	28,000	3,357,200
Smith-Midland Corp. (a)	223,000	8,228,700
		11,585,900

Consumer Finance - 0.1%
Figure Technology Solutions, Inc. - Class A (a)	42,500	1,545,725

Distributors - 0.1%
Educational Development Corp. (a)(d)	800,000	1,064,000

Diversified Consumer Services - 4.6%
Bright Horizons Family Solutions, Inc. (a)	105,000	11,399,850
Lincoln Educational Services Corp. (a)	865,000	20,327,500
Universal Technical Institute, Inc. (a)	550,000	17,902,500
		49,629,850

Electrical Equipment - 10.2%
Hammond Power Solutions, Inc. (Canada)	217,500	19,294,783
nVent Electric PLC (Ireland)	107,500	10,603,800
Thermon Group Holdings, Inc. (a)	623,500	16,659,920
Vertiv Holdings Co. - Class A	260,500	39,299,030
Vicor Corp. (a)	495,050	24,613,886
		110,471,419

Electronic Equipment, Instruments & Components - 11.7%
908 Devices, Inc. (a)	60,000	525,600
Arlo Technologies, Inc. (a)	1,307,500	22,162,125
Blackline Safety Corp. (Canada) (a)	1,375,000	7,222,282
Cognex Corp.	108,000	4,892,400
Elsight Ltd. (Australia) (a)	1,700,000	1,884,189
Evolv Technologies Holdings, Inc. (a)	200,000	1,510,000
Luna Innovations, Inc. (a)	1,175,000	1,245,500
Next Vision Stabilized Systems Ltd. (Israel)	50,000	2,264,356
nLight, Inc. (a)	1,525,000	45,185,750
Vishay Intertechnology, Inc.	1,325,000	20,272,500
Vishay Precision Group, Inc. (a)	582,500	18,669,125
		125,833,827

Energy Equipment & Services - 1.7%
Energy Services of America Corp.	350,000	3,622,500
Select Water Solutions, Inc.	575,000	6,146,750
TETRA Technologies, Inc. (a)	1,525,000	8,768,750
		18,538,000

Food Products - 2.0%
Vital Farms, Inc. (a)	522,500	21,500,875

Gas Utilities - 0.8%
MDU Resources Group, Inc.	475,000	8,459,750

Health Care Equipment & Supplies - 0.6%
LeMaitre Vascular, Inc.	40,000	3,500,400
Precision Optics Corp, Inc. (a)(d)	700,000	3,045,000
		6,545,400

Health Care Providers & Services - 0.4%
Hinge Health, Inc. - Class A (a)	7,500	368,100
Labcorp Holdings, Inc.	12,300	3,530,838
Quest Diagnostics, Inc.	3,000	571,740
		4,470,678

Hotels, Restaurants & Leisure - 2.8%
Genius Sports Ltd. (Guernsey) (a)	2,450,000	30,331,000

Household Products - 3.2%
Oil-Dri Corp. of America (d)	573,500	35,006,440

Insurance - 0.8%
Markel Group, Inc. (a)	4,250	8,123,280

Interactive Media & Services - 0.0%(b)
Illumin Holdings, Inc. (Canada) (a)	150,000	154,128

IT Services - 3.4%
Akamai Technologies, Inc. (a)(e)	116,000	8,788,160
Research Solutions, Inc. (a)(d)	3,100,000	11,563,000
Unisys Corp. (a)(d)	4,238,200	16,528,980
		36,880,140

Life Sciences Tools & Services - 0.9%
Bruker Corp.	275,000	8,934,750
CryoPort, Inc. (a)	29,500	279,660
		9,214,410

Machinery - 1.3%
Gorman-Rupp Co.	200,000	9,282,000
Somero Enterprises, Inc.	549,200	1,698,823
Tennant Co.	32,500	2,634,450
Westinghouse Air Brake Technologies Corp.	2,750	551,293
		14,166,566

Media - 0.1%
The Trade Desk, Inc. - Class A (a)	17,000	833,170

Professional Services - 5.4%
Asure Software, Inc. (a)(d)	2,532,500	20,766,500
CRA International, Inc.	91,506	19,081,746
Jacobs Solutions, Inc.	36,500	5,469,890
Parsons Corp. (a)	150,000	12,438,000
		57,756,136

Semiconductors & Semiconductor Equipment - 10.6%
ASML Holding NV (Netherlands)	3,250	3,146,293
Camtek Ltd. (Israel) (a)	53,900	5,662,195
Entegris, Inc.	66,000	6,102,360
FormFactor, Inc. (a)	306,000	11,144,520
MKS, Inc.	48,500	6,002,845
Nova, Ltd. (Israel) (a)	62,250	19,898,835
PDF Solutions, Inc. (a)	1,385,000	35,760,700
Photronics, Inc. (a)	287,500	6,598,125
SiTime Corp. (a)	9,500	2,862,445
Teradyne, Inc.	22,500	3,096,900
Veeco Instruments, Inc. (a)	465,000	14,149,950
		114,425,168

Software - 4.5%
Aptitude Software Group PLC (United Kingdom)	30,000	121,041
Arteris, Inc. (a)(d)	2,650,000	26,765,000
Bentley Systems, Inc. - Class B	60,000	3,088,800
Box, Inc. - Class A (a)	160,000	5,163,200
Circle Internet Group, Inc. (a)	7,000	928,060
Computer Modelling Group Ltd. (Canada)	600,000	2,703,169
Klaviyo, Inc. - Class A (a)	195,000	5,399,550
Thinkific Labs, Inc. (Canada) (a)	3,150,000	4,526,837
		48,695,657

Specialty Retail - 5.2%
CarMax, Inc. (a)	67,500	3,028,725
ThredUp, Inc. - Class A (a)(d)	5,675,000	53,628,750
		56,657,475

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	13,700	3,488,431
Super Micro Computer, Inc. (a)(e)	810,000	38,831,400
		42,319,831

Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc.	70,000	1,975,400

Trading Companies & Distributors - 0.3%
Transcat, Inc. (a)	45,000	3,294,000

Water Utilities - 0.0%(b)
WaterBridge Infrastructure LLC - Class A (a)	17,900	451,438
TOTAL COMMON STOCKS (Cost $676,025,533)		982,915,615

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.6%	Shares	Value
Specialized REITs - 0.6%
Equinix, Inc.	7,900	6,187,596
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $4,722,318)		6,187,596

SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS - 8.9%		Value
Dreyfus Treasury Securities Cash Management - Institutional Class, 3.98%(c)	95,656,773	95,656,773
TOTAL SHORT-TERM INVESTMENTS (Cost $95,656,773)		95,656,773

TOTAL INVESTMENTS - 100.5% (Cost $776,404,624)		1,084,759,984
Liabilities in Excess of Other Assets - (0.5)%		(5,296,209)
TOTAL NET ASSETS - 100.0%		$1,079,463,775
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c) (d) (e)
The rate shown represents the 7-day annualized yield as of September 30, 2025.
Affiliated company as defined by the Investment Company Act of 1940.
Security position is either entirely or partially held in a segregated account. The aggregated total market value as of September 30, 2025 is $1,173,660.

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Investments)
United States^	$947,657,409	87.4%
Canada	33,901,200	3.1
Guernsey	30,331,000	2.8
Israel	27,825,386	2.5
Australia	27,816,656	2.5
Ireland	13,961,000	1.3
Netherlands	3,146,293	0.3
United Kingdom	121,040	0.1
	$1,084,759,984	100.0%
^United States allocation includes Short-Term Investment – Money Market Fund of 8.9%.